Acquisition and sale of businesses and brands and purchase of non-controlling interests - Fair value of net assets acquired and cash consideration paid in business combination (Details) - USD ($)
$ in Millions
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of business combinations and purchase of NCI [line items]
Cash	$ 0	$ 0	$ 2
Goodwill arising on acquisition	0	109	91
Settlement of pre-existing relationship	0	0	(2)
Step acquisitions	0	(13)	(8)
Consideration payable	0	(470)	(212)
Cash transferred	0	(373)	(116)
Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	0	(92)	(91)
Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	0	(5)	(5)
Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	0	402	157
Property, plant and equipment	0	28	0
Inventories	0	31	7
Other working capital	0	(2)	5
Deferred tax	0	(85)	(40)
Cash	0	0	2
Fair value of assets and liabilities	$ 0	$ 374	$ 131